INCOME TAXES (Schedule of Reconciliation of Statutory Federal Rate to Effective Income Tax Rate) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income tax benefit at U.S. federal income tax rate	$ (1,213,000)	$ (1,955,000)
State tax benefit, net of federal tax effect	(346,000)	(345,000)
Non-deductible share-based compensation	56,000	250,000
Tax rate change		7,113,000
Change in valuation allowance	1,503,000	(5,063,000)
Total
Income tax benefit at U.S. federal income tax rate	(21.00%)	(34.00%)
State tax benefit, net of federal tax effect	(6.00%)	(6.00%)
Non-deductible share-based compensation	1.00%	4.00%
Tax rate change		124.00%
Change in valuation allowance	26.00%	(88.00%)
Total